Shareholder Report, Line Graph (Details) - USD ($)																												12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Nov. 07, 2022	Oct. 24, 2022	Jul. 31, 2022	Jul. 22, 2022	Jan. 31, 2022	Jul. 31, 2021	Jun. 04, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Apr. 30, 2018	Apr. 02, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Aug. 04, 2015	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																												Class A (with maximum 2.25% sales charge)
Accumulated Value		$ 11,206		$ 10,319				$ 10,838			$ 11,515			$ 10,746		$ 11,211		$ 10,775				$ 10,421		$ 9,723			$ 9,773	$ 11,875
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																												Class C (with maximum 1.00% deferred sales charge)
Accumulated Value	$ 10,948		$ 10,265		$ 9,916					$ 11,253			$ 11,056		$ 11,329		$ 10,865				$ 10,648		$ 10,248		$ 9,680	$ 10,000		$ 11,269
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																												Institutional Class
Accumulated Value		586,805		538,865				564,577			598,359			556,388		579,620		556,144				535,662		498,669			500,000	$ 622,762
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																												Class A
Accumulated Value	11,928		11,212		10,542					10,802			10,774		10,613		10,212		$ 10,000									$ 12,226
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name																												Class A1 (with maximum 1.50% sales charge)
Accumulated Value	11,108		10,440		9,824				$ 9,848																			$ 11,386
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																												Institutional Class
Accumulated Value	608,391		570,427		534,902					547,163			544,374		534,377		513,015			$ 500,000								$ 624,347
Angel Oak High Yield Opportunities ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Angel Oak High Yield Opportunities ETF NAV
Accumulated Value		16,334		14,746				13,827			14,686			13,204		12,916		12,156				11,776		10,596			10,000	$ 17,607
Angel Oak Mortgage-Backed Securities ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Angel Oak Mortgage-Backed Securities ETF NAV
Accumulated Value	9,714		9,254		9,051					9,872		$ 10,000																$ 10,043
Angel Oak UltraShort Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Angel Oak UltraShort Income ETF NAV
Accumulated Value	11,583		10,884		10,192		$ 10,000																					$ 11,881
Angel Oak Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Angel Oak Income ETF NAV
Accumulated Value	11,840		11,055		10,241	$ 10,000																						$ 12,274
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		11,405		10,851				11,229			12,356			12,443		11,299		10,455				10,539		10,594			10,000	$ 11,790
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,433		11,201		10,971					11,972			12,338		11,782		10,745				$ 10,509		$ 10,288		$ 10,140	$ 10,000		$ 11,798
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		570,236		542,560				561,470			617,790			622,156		564,973		522,733				526,949		529,675			500,000	$ 589,520
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,995		10,772		10,551					11,513			11,866		11,331		10,334		10,000									$ 11,347
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	11,709		11,151		10,617					10,597			10,625		10,467		10,181		10,000									$ 11,936
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Term Government/Corporate Index
Accumulated Value	11,836		11,245		10,686					10,563			10,565		10,444		10,179		$ 10,000									$ 12,082
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,239		10,032		9,826				10,000																			$ 10,567
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	11,124		10,594		10,086				10,000																			$ 11,340
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Term Government/Corporate Index
Accumulated Value	11,228		10,668		10,138				$ 10,000																			$ 11,462
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	545,374		534,326		523,346					571,086			588,552		562,021		512,585			500,000								$ 562,823
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	585,865		557,976		531,230					530,256			531,624		523,744		509,405			500,000								$ 597,245
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Term Government/Corporate Index
Accumulated Value	592,583		563,005		535,031					528,863			$ 528,978		$ 522,887		$ 509,653			$ 500,000								$ 604,937
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		11,405		10,851				11,229			12,356			12,443		11,299		10,455				10,539		10,594			10,000	$ 11,790
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Corporate High Yield Index
Accumulated Value		$ 15,697		$ 14,134				$ 13,538			$ 14,718			$ 13,305		$ 12,776		$ 11,950				$ 11,647		$ 10,498			$ 10,000	$ 17,058
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,404		9,213		9,024					9,847		10,000																$ 9,705
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	9,392		9,191		9,080					$ 9,819		$ 10,000																$ 9,700
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,234		11,006		10,780		10,000																					$ 11,593
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Short Term Government/Corporate Index
Accumulated Value	11,208		10,649		10,119		10,000																					$ 11,442
Bloomberg U.S. Treasury Bills Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Treasury Bills Index
Accumulated Value	11,193		10,636		10,110		$ 10,000																					$ 11,426
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,158		$ 10,932		$ 10,707	$ 10,000																						$ 11,515